STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Ordinary Shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated deficit [Member]
Balance, value at Dec. 31, 2010	$ 64,988	$ 527	$ 133,483	$ 434	$ (69,456)
Balance, shares at Dec. 31, 2010		23,806,313
Issuance of shares related to secondary offering, net of issuance costs	84,922	169	84,753
Issuance of shares related to secondary offering, net of issuance costs, shares		6,325,000
Exercise of stock options, value	2,838	24	2,814
Exercise of stock options, shares	818,921	818,921
Stock-based compensation	2,256		2,256
Other comprehensive gain (loss)	(1,244)			(1,244)
Net income (loss)	8,809				8,809
Balance, value at Dec. 31, 2011	162,569	720	223,306	(810)	(60,647)
Balance, shares at Dec. 31, 2011		30,950,234
Exercise of stock options, value	5,903	41	5,862
Exercise of stock options, shares	1,596,917	1,596,917
Stock-based compensation	4,817		4,817
Other comprehensive gain (loss)	2,570			2,570
Net income (loss)	(6,738)				(6,738)
Balance, value at Dec. 31, 2012	169,121	761	233,985	1,760	(67,385)
Balance, shares at Dec. 31, 2012	32,547,151	32,547,151
Exercise of stock options, value	926	13	913
Exercise of stock options, shares	329,967	329,967
Stock-based compensation	7,731		7,731
Other comprehensive gain (loss)	(1,394)			(1,394)
Net income (loss)	(6,457)				(6,457)
Balance, value at Dec. 31, 2013	$ 169,927	$ 774	$ 242,629	$ 366	$ (73,842)
Balance, shares at Dec. 31, 2013	32,877,118	32,877,118